INVENTORIES (Narrative) (Details)	12 Months Ended
Dec. 31, 2017 USD ($) oz
Statement [Line Items]
Inventories 1 | oz	241,321
Inventories 2 | oz	1,226
Inventories 3	330,587
Inventories 4	833
Inventories 5	$ 4,070
Inventories 6	5,369
Inventories 7	1,590
Inventories 8	1,023
Inventories 9	166
Inventories 10	117
Inventories 11	$ 49